Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balances (in shares) at Dec. 31, 2016	0	137,219,968
Balances at Dec. 31, 2016	$ 0	$ 137,220	$ 92,436,697	$ (99,433,448)	$ (52,069)	$ (6,911,600)
Net loss					(5,417,936)	(5,537,936)
Proceeds from warrant exercise (in shares)		1,163,333
Proceeds from warrant exercise		$ 1,163	91,903			93,066
Cashless warrant exercises (in shares)		866,625
Cashless warrant exercises		$ 867	66,100			66,967
Shares issued for services (in shares)		50,196
Shares issued for services		$ 50	7,950			8,000
Reclassification of warrant liability to equity						66,967
Warrants issued for services			182,856			182,856
Stock-based compensation - options and warrants			768,105			768,105
Warrants issued with convertible promissory note			620,748			620,748
Beneficial conversion feature on debt			820,681			820,681
Foreign currency translation adjustment					8,286	8,286
Balances (in shares) at Dec. 31, 2017	0	139,300,122
Balances at Dec. 31, 2017	$ 0	$ 139,300	94,995,040	(104,971,384)	(43,783)	(9,880,827)
Net loss				(5,856,655)		(5,856,655)
Proceeds from warrant exercise (in shares)		175,666
Proceeds from warrant exercise		$ 176	13,352			13,528
Cashless warrant exercises (in shares)		1,023,130
Cashless warrant exercises		$ 1,023	117,815			118,838
Shares issued for services (in shares)		551,632
Shares issued for services		$ 552	78,448			79,000
Warrants issued with convertible promissory note			808,458			808,458
Beneficial conversion feature on debt			709,827			709,827
Warrants issued with promissory note			36,104			36,104
Beneficial conversion feature on promissory notes			35,396			35,396
Foreign currency translation adjustment					935	935
Balances (in shares) at Mar. 31, 2018	0	141,050,550
Balances at Mar. 31, 2018	$ 0	$ 141,051	96,794,440	(110,828,039)	(42,848)	(13,935,396)
Balances (in shares) at Dec. 31, 2017	0	139,300,122
Balances at Dec. 31, 2017	$ 0	$ 139,300	94,995,040	(104,971,384)	(43,783)	(9,880,827)
Net loss				(11,631,394)		(11,631,394)
Proceeds from warrant exercise (in shares)		422,939
Proceeds from warrant exercise		$ 423	40,305			40,728
Cashless warrant exercises (in shares)		6,395,499
Cashless warrant exercises		$ 6,396	(6,396)			0
Shares issued for services (in shares)		1,049,340
Shares issued for services		$ 1,049	180,451			181,500
Conversion of promissory notes (in shares)		8,497,238
Conversion of promissory notes		$ 8,497	926,199			934,696
Reclassification of warrant liability to equity						118,838
Warrants issued for services			828,690			828,690
Stock-based compensation - options and warrants			2,480,970			2,480,970
Warrants issued with convertible promissory note			808,458			808,458
Beneficial conversion feature on convertible promissory notes			709,827			709,827
Warrants issued with promissory note			36,104			36,104
Beneficial conversion feature on promissory notes			35,396			35,396
Foreign currency translation adjustment					(19,085)	(19,085)
Balances (in shares) at Dec. 31, 2018	0	155,665,138
Balances at Dec. 31, 2018	$ 0	$ 155,665	101,153,882	(116,602,778)	(62,868)	(15,356,099)
Net loss				(2,197,317)		(2,197,317)
Proceeds from warrant exercise (in shares)		620,000
Proceeds from warrant exercise		$ 620	52,580			53,200
Cashless warrant exercises (in shares)		704,108
Cashless warrant exercises		$ 704	(704)
Shares issued for services						0
Conversion of promissory notes (in shares)		3,333,334
Conversion of promissory notes		$ 3,334	263,333			266,667
Reclassification of warrant liability to equity			262,339	1,279,661		1,542,000
Foreign currency translation adjustment					(2,398)	(2,398)
Balances (in shares) at Mar. 31, 2019	0	160,322,580
Balances at Mar. 31, 2019	$ 0	$ 160,323	$ 101,731,430	$ (117,520,434)	$ (65,266)	$ (15,693,947)